Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 41,117,200	$ 36,057,600
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	5,000,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 83,900,000
Operating Loss Carry Forward Expiration Date	2026